DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2025
DEFERRED INCOME.
Schedule of benefit recognized from asset and research and development related subsidy

Asset-related
subsidy
US$
Balance as of January 1, 2023	258,450
Subsidy received during the year	16,345
Foreign currency translation adjustment	(4,698)
Balance as of December 31, 2023	270,097
Subsidy received during the year	28,135
Recognized as other operating income during the year	(25)
Foreign currency translation adjustment	(4,284)
Balance as of December 31, 2024	293,923
Subsidy received during the year	11,331
Recognized as other operating income during the year	(60)
Foreign currency translation adjustment	6,718
Balance as of December 31, 2025	311,912